Basis of preparation and material accounting policies - Origination CRR (Details)	12 Months Ended
Dec. 31, 2023
0.1-1.2
Disclosure of initial application of standards or interpretations [line items]
Significance trigger – PD to increase by	0.15%
2.1-3.3
Disclosure of initial application of standards or interpretations [line items]
Significance trigger – PD to increase by	0.30%